UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2008
                                                 --------------


Check here if Amendment [  ]: Amendment Number:
                                                --------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Starwood Real Estate Securities, LLC
Address:          591 West Putnam Avenue
                  Greenwich, CT 06830


Form 13F File Number:   028-12189
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven N. Gottschalk
Title:            Chief Financial Officer and Chief Compliance Officer
Phone:            203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk            Greenwich, CT               May 15, 2008
----------------------------------     ------------------          ------------
         [Signature]                     [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                1
                                                      --------------------------

Form 13F Information Table Entry Total:                          31
                                                      --------------------------

Form 13F Information Table Value Total:                       $343,072
                                                      --------------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-12188                 Starwood Capital Group Management, LLC
-       --------                 --------------------------------------

                                                 STARWOOD REAL ESTATE SECURITIES, LLC
                                                               FORM 13F
                                                     Quarter Ended March 31, 2008

                               CLASS                         VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE            CUSIP     (X$1000)  PRN AMT PRN CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -------
AMERICAN CAMPUS CMNTYS INC     COM              024835100    8,791   321,300 SH       SOLE                 321,300
ANNALY CAP MGMT INC            COM              035710409    3,830   250,000 SH  CALL SOLE                 250,000
APARTMENT INVT & MGMT CO       CL A             03748R101   11,581   323,400 SH       SOLE                 323,400
AVALONBAY CMTYS INC            COM              053484101    7,046    72,998 SH       SOLE                  72,998
CAMDEN PPTY TR                 SH BEN INT       133131102    8,835   176,000 SH       SOLE                 176,000
COHEN & STEERS INC             COM              19247A100   18,467   697,137 SH       SOLE                 697,137
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    8,575   311,600 SH       SOLE                 311,600
EDUCATION RLTY TR INC          COM              28140H104    3,361   267,400 SH       SOLE                 267,400
EQUITY RESIDENTIAL             SH BEN INT       29476L107   20,629   497,200 SH       SOLE                 497,200
EQUITY RESIDENTIAL             SH BEN INT       29476L107    4,149   100,000 SH  PUT  SOLE                 100,000
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206   10,492   134,600 SH       SOLE                 134,600
HFF, INC. CMN CLASS A          CL A             40418F108    3,178   634,400 SH       SOLE                 634,400
INTERSTATE HOTELS & RESRTS I   COM              46088S106    4,613   965,000 SH       SOLE                 965,000
ISHARES TR                     DJ US REAL EST   464287739    1,953    30,000 SH       SOLE                  30,000
JONES LANG LASALLE INC         COM              48020Q107   16,582   214,400 SH       SOLE                 214,400
MACERICH CO                    COM              554382101    8,443   120,153 SH       SOLE                 120,153
MAGUIRE PPTYS INC              COM              559775101    2,147   150,000 SH  CALL SOLE                 150,000
MARRIOTT INTL INC NEW          CL A             571903202   16,939   493,000 SH       SOLE                 493,000
MORGANS HOTEL GROUP CO         COM              61748W108   16,582 1,118,900 SH       SOLE               1,118,900
NRDC ACQUISITION CORP          UNIT 99/99/9999  62941R201    5,432   560,000 SH       SOLE                 560,000
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107   72,293 1,675,000 SH       SHARED - OTHER  1                   1,675,000
PENN NATL GAMING INC           COM              707569109    2,173    49,700 SH       SOLE                  49,700
PENN NATL GAMING INC           COM              707569109    2,187    50,000 SH  PUT  SOLE                  50,000
POST PPTYS INC                 COM              737464107    9,640   249,600 SH       SOLE                 249,600
PUBLIC STORAGE                 COM              74460D109   10,847   122,400 SH       SOLE                 122,400
RED LION HOTELS CORP           COM              756764106      666    77,800 SH       SOLE                  77,800
SL GREEN REALTY CORP           COM              78440X101   13,654   167,600 SH       SOLE                 167,600
SUNSTONE HOTEL INVS INC        COM              867892101    6,140   383,500 SH       SOLE                 383,500
TAUBMAN CTRS INC               COM              876664103    9,357   179,600 SH       SOLE                 179,600
THOMAS PPTYS GROUP INC         COM              884453101   18,024 2,052,866 SH       SOLE               2,052,866
U STORE IT TR                  COM              91274F104   16,466 1,453,300 SH       SOLE               1,453,300